Intangible Assets (Details)													12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 29, 2026 USD ($) shares	Jun. 26, 2026 USD ($) shares	Jun. 25, 2026 USD ($) shares	Jun. 18, 2026 USD ($) shares	Jun. 07, 2026 USD ($) shares	Mar. 10, 2026 USD ($)	Mar. 10, 2026 CNY (¥)	Jan. 04, 2026 USD ($)	Jan. 04, 2026 CNY (¥)	Oct. 10, 2025 USD ($)	Oct. 14, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 01, 2025 USD ($)
Intangible Assets [Line Items]
Percentage of VAT													6.00%
Amortized term	5 years												5 years
Amortization amount													$ 2,209,756	$ 1,125,644	$ 462,107
Amortization expense year one	$ 3,008,712												3,008,712
Amortization expense year two	2,079,646												2,079,646
Amortization expense year three	1,556,994												1,556,994
Amortization expense year four	1,556,994												1,556,994
Amortization expense year five	1,437,873												1,437,873
Purchase price													$ 1,600,000
AI Multimodal Order Analysis System [Member]
Intangible Assets [Line Items]
Transfer price																$ 410,000
Multimodal Marketing Program Management System [Member]
Intangible Assets [Line Items]
Transfer price																420,000
Service Providers Marketing Service System [Member]
Intangible Assets [Line Items]
Transfer price																390,000
Consumer Comprehensive Labeling System [Member]
Intangible Assets [Line Items]
Transfer price																$ 380,000
Guozhong Times (Beijing) Technology Co., Ltd [Member]
Intangible Assets [Line Items]
Purchase price amount									$ 1,260,000	¥ 8,600,000
Guozhong Times (Beijing) Technology Co., Ltd [Member] | Installment One [Member]
Intangible Assets [Line Items]
Purchase price amount									146,823	1,000,000
Guozhong Times (Beijing) Technology Co., Ltd [Member] | Installment Two [Member]
Intangible Assets [Line Items]
Purchase price amount									1.05	7,170,000
Guozhong Times (Beijing) Technology Co., Ltd [Member] | Installment Three [Member]
Intangible Assets [Line Items]
Purchase price amount									$ 63,134	¥ 430,000
Shuhai Information Technology Co., Ltd [Member]
Intangible Assets [Line Items]
Purchase price amount							$ 1.16	¥ 7,900,000
Shuhai Information Technology Co., Ltd [Member] | Installment One [Member]
Intangible Assets [Line Items]
Purchase price amount							463,962	3,160,000
Shuhai Information Technology Co., Ltd [Member] | Installment Two [Member]
Intangible Assets [Line Items]
Purchase price amount							637,948	4,345,000
Shuhai Information Technology Co., Ltd [Member] | Installment Three [Member]
Intangible Assets [Line Items]
Purchase price amount							$ 57,995	¥ 395,000
Tianjin Qianli Culture Media Co., Ltd [Member]
Intangible Assets [Line Items]
Purchase price amount											$ 1,100,000
Percentage of VAT											6.00%
Amortized term											5 years
Hangzhou Liuhuan Technology Limited Company [Member]
Intangible Assets [Line Items]
Purchase price amount												$ 2,000,000
Percentage of VAT												6.00%
Amortized term												3 years
Hangzhou Liuhuan Technology Limited Company [Member] | Patents [Member]
Intangible Assets [Line Items]
Purchase price amount												$ 2,100,000
Percentage of VAT												6.00%
Amortized term												3 years
Intellectual Property Purchase Agreement [Member] | Tianjin Qianli Culture Media Co., Ltd [Member]
Intangible Assets [Line Items]
Purchase price amount						$ 979,642
Intellectual Property Purchase Agreement [Member] | Tianjin Qianli Culture [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares						1,122,156
Intellectual Property Purchase Agreement [Member] | Ms. Sijia Zhou [Member]
Intangible Assets [Line Items]
Purchase price amount					$ 564,024
Intellectual Property Purchase Agreement [Member] | Ms. Sijia Zhou [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares					742,137
Intellectual Property Purchase Agreement [Member] | Ms. Zhijing Yu [Member]
Intangible Assets [Line Items]
Purchase price amount				$ 485,293
Intellectual Property Purchase Agreement [Member] | Ms. Zhijing Yu [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares				606,617
Intellectual Property Purchase Agreement [Member] | Ms. Zhiying Liu [Member]
Intangible Assets [Line Items]
Purchase price amount			$ 362,316
Intellectual Property Purchase Agreement [Member] | Ms. Zhiying Liu [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares			496,323
Intellectual Property Purchase Agreement [Member] | Mr. Gongming He [Member]
Intangible Assets [Line Items]
Purchase price amount			$ 580,588
Intellectual Property Purchase Agreement [Member] | Mr. Gongming He [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares			772,058
Intellectual Property Purchase Agreement [Member] | Mr. Hui Wang [Member]
Intangible Assets [Line Items]
Purchase price amount		$ 647,850
Intellectual Property Purchase Agreement [Member] | Mr. Hui Wang [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares		867,269
Intellectual Property Purchase Agreement [Member] | Ms. Jing Liu [Member]
Intangible Assets [Line Items]
Purchase price amount		$ 439,516
Intellectual Property Purchase Agreement [Member] | Ms. Jing Liu [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares		584,464
Intellectual Property Purchase Agreement [Member] | Mr. Zhijun Yu [Member]
Intangible Assets [Line Items]
Purchase price amount	$ 466,877
Intellectual Property Purchase Agreement [Member] | Mr. Zhijun Yu [Member] | Board of Directors [Member]
Intangible Assets [Line Items]
Issuance of shares (in Shares) | shares	625,000